Leases (Tables)	12 Months Ended
Dec. 29, 2012
Noncancelable Lease Agreements, Minimum Lease Payments

The Company is obligated under the above mentioned noncancelable lease agreements to make future minimum lease payments, together with contractual sublease income, as of December 29, 2012 as follows (in thousands):

	Unfunded Lease Obligation	Capital Leases	Operating Leases	Sublease Income	Net

2013	$3,819	$2,039	$40,735	$(1,930)	$44,663
2014	4,172	3,171	33,711	(1,907)	39,147
2015	4,172	3,237	28,864	(1,840)	34,433
2016	4,269	3,304	24,524	(1,325)	30,772
2017	4,269	3,371	20,132	(702)	27,070
Thereafter	28,169	27,385	79,157	—	134,711

Total minimum lease payments (receipts)	48,870	42,507	$227,123	$(7,704)	$310,796

Less amount representing interest	(16,696)	(11,432)

Present value of minimum lease payments	$32,174	$31,075